Revenue and Other Income - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
RevenueAndOtherIncomeLineItems [Line Items]
Gross revenue	$ 61,282	$ 68,445
Rebates	(4,532)	(8,658)
Revenue	56,750	59,787
Sale of goods	56,750	59,685
Other income		102
Revenue from continuing operations	$ 56,750	$ 59,787
Bendon Limited [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Gross revenue			$ 104,007	$ 145,452	$ 163,481	$ 149,403
Rebates			(7,723)	(14,064)	(12,481)	(10,565)
Revenue			96,284	131,388	151,000	138,838
Sale of goods			95,996	131,285	143,290	138,814
Services					7,702
Other income			288	103	8	24
Revenue from continuing operations			96,284	131,388	151,000	138,838
Bendon Limited [Member] | Retail [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods			34,460	53,150	58,837	56,494
Bendon Limited [Member] | Wholesale [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods			43,379	45,901	77,729	76,570
Bendon Limited [Member] | Online [Member]
RevenueAndOtherIncomeLineItems [Line Items]
Sale of goods			$ 18,157	$ 32,234	$ 6,724	$ 5,750